Commitments and contingencies	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.              Commitments and contingencies

As at September 30, 2016, the Company had the following commitments:

	2016	2017-2019	2020-2022
Loan commitment fees	98,804	-	-
Office space	21,373	809,131	770,543
	120,177	809,131	770,543

Loan commitment fees are based on management’s best estimates of future drawdown dates as of September 30, 2016.